Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ 17	$ 77
Deferred tax assets:
Tax loss carryforwards and other tax credits	561	662
Accounts payable and accrued expenses	754	808
Intangible assets, net	140	138
Total deferred tax assets, gross	1,455	1,608
Presentation offset regarding same legal entity	(1,044)	(1,046)
Total deferred tax assets, net in the statement of financial position	411	562
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,406)	(1,502)
Investments and other assets	(32)	(29)
Total deferred tax liabilities, gross	(1,438)	(1,531)
Presentation offset regarding same legal entity	1,044	1,046
Total deferred tax liabilities, net in the statement of financial position	(394)	(485)
Net deferred tax assets (liabilities)	17	77
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(17)	(81)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	168	191
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(185)	(272)
Net deferred tax assets (liabilities)	(17)	(81)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	34	158
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	243	371
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(209)	(213)
Net deferred tax assets (liabilities)	$ 34	$ 158